Supplemental Guarantor/Non-Guarantor Financial Information (CPE Resources only) (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 231,633	$ 197,691	$ 404,240	$ 340,101
Investments in marketable securities	80,687	80,341
Accounts receivable	74,068	76,117
Due from related parties	742	1,561
Inventories, net	80,144	81,675
Deferred income taxes	18,326	28,112
Derivative financial instruments	26,420	13,785
Other assets	19,541	16,513
Total current assets	531,561	495,795
Noncurrent assets
Property, plant and equipment, net	1,654,014	1,678,294
Goodwill	35,634	35,634
Deferred income taxes	91,361	101,075
Investments and other assets	44,855
Total assets	2,357,425	2,351,323
Current liabilities
Accounts payable	59,046	49,589
Royalties and production taxes	131,917	129,351
Accrued expenses	41,463	50,364
Current portion of federal coal lease obligations	58,958	63,191
Other liabilities	2,513	2,770
Total current liabilities	307,401	314,750
Noncurrent liabilities
Senior notes	596,974	596,506
Federal coal lease obligations, net of current portion	63,970	122,928
Asset retirement obligations, net of current portion	246,081	238,991
Other liabilities	50,859	50,073
Total liabilities	1,355,376	1,420,301
Commitments and Contingencies (Note 16)
Total member's equity	1,002,049	931,022
Total liabilities and member's equity	2,357,425	2,351,323
CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES
Current assets
Cash and cash equivalents	231,633	197,691	404,240	340,100
Investments in marketable securities	80,687	80,341
Accounts receivable	74,068	76,117
Due from related parties	6,933	1,561
Inventories, net	80,144	81,675
Deferred income taxes	13,366	21,096
Derivative financial instruments	26,420	13,785
Other assets	10,826	16,224
Total current assets	524,077	488,490
Noncurrent assets
Property, plant and equipment, net	1,654,014	1,678,294
Goodwill	35,634	35,634
Deferred income taxes	58,274	66,136
Investments and other assets	44,807	40,478
Total assets	2,316,806	2,309,032
Current liabilities
Accounts payable	59,046	49,571
Royalties and production taxes	131,917	129,351
Accrued expenses	38,218	43,908
Due to related parties		12,554
Current portion of federal coal lease obligations	58,958	63,191
Other liabilities	2,513	2,769
Total current liabilities	290,652	301,344
Noncurrent liabilities
Senior notes	596,974	596,506
Federal coal lease obligations, net of current portion	63,970	122,928
Asset retirement obligations, net of current portion	246,081	238,991
Other liabilities	50,859	50,073
Total liabilities	1,248,536	1,309,842
Commitments and Contingencies (Note 16)
Total member's equity	1,068,270	999,190
Total liabilities and member's equity	2,316,806	2,309,032
CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES | Parent Company (CPE Resources)
Current assets
Cash and cash equivalents	226,993	195,076	401,087	322,010
Investments in marketable securities	80,687	80,341
Inventories, net	6,193	6,741
Derivative financial instruments		138
Other assets		7
Total current assets	313,873	282,303
Noncurrent assets
Property, plant and equipment, net	9,301	9,239
Deferred income taxes	35,994	22,807
Investments and other assets	1,800,258	1,682,267
Total assets	2,159,426	1,996,616
Current liabilities
Accounts payable	2,378	2,558
Accrued expenses	2,087	2,087
Due to related parties	489,645	396,137
Other liabilities	54	76
Current deferred income taxes	18
Total current liabilities	494,182	400,858
Noncurrent liabilities
Senior notes	596,974	596,506
Other liabilities		61
Total liabilities	1,091,156	997,425
Commitments and Contingencies (Note 16)
Total member's equity	1,068,270	999,190
Total liabilities and member's equity	2,159,426	1,996,615
CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES | Guarantor Subsidiaries
Current assets
Cash and cash equivalents	496			4
Accounts receivable	12,799	74,008
Due from related parties	541,997	385,102
Inventories, net	70,206	71,312
Deferred income taxes	13,372	21,124
Derivative financial instruments	26,420	13,647
Other assets	10,729	16,100
Total current assets	676,019	581,293
Noncurrent assets
Property, plant and equipment, net	1,644,679	1,666,020
Goodwill	35,634	35,634
Deferred income taxes	10,938	24,650
Total assets	2,367,270	2,307,597
Current liabilities
Accounts payable	55,472	45,896
Royalties and production taxes	129,158	126,726
Accrued expenses	35,652	41,529
Current portion of federal coal lease obligations	58,958	63,191
Other liabilities	1,493	1,754
Total current liabilities	280,733	279,096
Noncurrent liabilities
Federal coal lease obligations, net of current portion	63,970	122,928
Asset retirement obligations, net of current portion	175,275	164,626
Other liabilities	62,400	77,655
Total liabilities	582,378	644,305
Commitments and Contingencies (Note 16)
Total member's equity	1,784,892	1,663,293
Total liabilities and member's equity	2,367,270	2,307,598
CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES | Non-Guarantor Subsidiaries
Current assets
Cash and cash equivalents	4,144	2,615	3,151	18,086
Accounts receivable	61,269	2,108
Due from related parties		42
Inventories, net	3,745	3,622
Deferred income taxes	12
Other assets	97	117
Total current assets	69,267	8,504
Noncurrent assets
Property, plant and equipment, net	34	3,035
Deferred income taxes	11,342	18,679
Investments and other assets		4,470
Total assets	80,643	34,688
Current liabilities
Accounts payable	1,196	1,117
Royalties and production taxes	2,758	2,625
Accrued expenses	480	292
Due to related parties	45,419
Other liabilities	966	966
Total current liabilities	50,819	5,001
Noncurrent liabilities
Asset retirement obligations, net of current portion	70,806	74,365
Other liabilities	3,142	5,806
Total liabilities	124,767	85,172
Commitments and Contingencies (Note 16)
Total member's equity	(44,124)	(50,484)
Total liabilities and member's equity	80,643	34,688
CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES | Eliminations
Current assets
Due from related parties	(535,064)	(383,583)
Deferred income taxes	(18)	(28)
Total current assets	(535,082)	(383,610)
Noncurrent assets
Investments and other assets	(1,755,451)	(1,646,259)
Total assets	(2,290,533)	(2,029,869)
Current liabilities
Due to related parties	(535,064)	(383,583)
Other liabilities		(27)
Current deferred income taxes	(18)
Total current liabilities	(535,082)	(383,611)
Noncurrent liabilities
Other liabilities	(14,683)	(33,449)
Total liabilities	(549,765)	(417,060)
Commitments and Contingencies (Note 16)
Total member's equity	(1,740,768)	(1,612,908)
Total liabilities and member's equity	$ (2,290,533)	$ (2,029,869)